RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 7,902,243	$ 6,775,769
Deemed distributions	(527)	(480)
Net assets available for benefits per the Form 5500	$ 7,901,716	$ 6,775,289